13002707

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 05 2013

Washington, DC 20549

CERT NAS
File No. 001-35955

By Electronic Mail

June 5, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 4, 2013 The Nasdaq Stock Market (the "Exchange") received from Vuzix Corporation (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Common Stock, par value $0.001 per share
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery